Financial liabilities at amortized cost – deposits (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CDI [Member]
Reserve Quantities [Line Items]
Redemption term	27 months
Remuneration rate	106.00%	104.00%
Conta Do Nubank [Member]
Reserve Quantities [Line Items]
Return interest rate	100.00%
Cuenta Nu [Member]
Reserve Quantities [Line Items]
Return interest rate	15.00%